Trade and other receivables, net (Details) - USD ($) $ in Thousands		Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Trade and other receivables, net
Trade receivables, gross		$ 226,112		$ 168,714
Trade receivables, net ,Allowance for doubtful accounts		(22,016)	[1]	(22,013)	[1]	$ (22,823)
Trade receivables, net		204,096		146,701
Other receivables		172,131		105,607
Total trade and other receivables, net		376,227		252,308
Classification by maturity:
Current portion		287,712		211,715
Non-current portion		88,515		40,593
Total trade and other receivables, net		376,227		252,308
Classification by nature:
Financial receivables		318,830		196,402
Non-financial receivables		57,397		55,906
Total trade and other receivables, net		376,227		252,308
Classification by measurement :
Trade receivables (without provisional prices)		38,550		39,152
Trade receivables (with provisional prices)		165,546		107,549
Other accounts receivables		172,131		105,607
Total trade and other receivables, net		376,227		252,308
Minera Yanacocha SRL and subsidiary [Member]
Trade and other receivables, net
Trade receivables, net		15,016		29,078
Other receivables		41,927		48,511
Total trade and other receivables, net		42,610		55,900
Classification by maturity:
Current portion		18,962		32,610
Non-current portion		23,648		23,290
Total trade and other receivables, net		42,610		55,900
Classification by nature:
Financial receivables		15,016		29,078
Non-financial receivables		27,594		26,822
Total trade and other receivables, net		42,610		55,900
Classification by measurement :
Total trade and other receivables, net		42,610		55,900
Domestic clients [Member]
Trade and other receivables, net
Trade receivables, gross		141,005		105,225
Foreign clients [Member]
Trade and other receivables, net
Trade receivables, gross		78,860		56,312
Foreign clients [Member] | Minera Yanacocha SRL and subsidiary [Member]
Trade and other receivables, net
Trade receivables, gross		683		7,389
Related entities [Member]
Trade and other receivables, net
Trade receivables, gross	[2]	6,247		7,177
Other receivables		2,967		3,705
Related entities [Member] | Minera Yanacocha SRL and subsidiary [Member]
Trade and other receivables, net
Other receivables		598		794
Value added tax credit [Member]
Trade and other receivables, net
Other receivables		53,754		49,332
Refund application of value added tax [Member]
Trade and other receivables, net
Other receivables	[3]	3,643		6,574
Tax deposits [Member]
Trade and other receivables, net
Other receivables		6,644		4,769
Restricted bank accounts [Member]
Trade and other receivables, net
Other receivables	[4]	2,510		2,782
Other minors [Member]
Trade and other receivables, net
Other receivables		743		2,738
Other minors [Member] | Minera Yanacocha SRL and subsidiary [Member]
Trade and other receivables, net
Other receivables		5,247		5,382
Accounts receivables to third parties [Member]
Trade and other receivables, net
Other receivables		31,478		24,625
Due from sale of assets [Member]
Trade and other receivables, net
Other receivables		21,648		2,715
Accounts receivable from hedge instruments [Member]
Trade and other receivables, net
Other receivables				3,949
Advances to suppliers [Member]
Trade and other receivables, net
Other receivables		9,275		7,542
Advances to suppliers [Member] | Minera Yanacocha SRL and subsidiary [Member]
Trade and other receivables, net
Other receivables		9,872		16,897
Interest Receivable [Member]
Trade and other receivables, net
Other receivables		3,244		3,000
Tax claims [Member]
Trade and other receivables, net
Other receivables		42,602		2,573
Tax claims [Member] | Minera Yanacocha SRL and subsidiary [Member]
Trade and other receivables, net
Other receivables		3,946		3,532
Dividends Receivable [Member]
Trade and other receivables, net
Other receivables		2,501
Loan to Personel [Member]
Trade and other receivables, net
Other receivables		1,128		1,392
Allowance for credit losses [member]
Trade and other receivables, net
Trade receivables, net ,Allowance for doubtful accounts	[1]	$ (10,006)		$ (10,089)

[1]	(f)Below is presented the movement in the allowance for expected credit losses:
[2]	(b)Trade accounts receivable are denominated in U.S. dollars, are neither due nor impaired, do not yield interest and have no specific guarantees.
[3]	(c)Corresponds mainly to current year applications that are pending as of December 31, 2019.
[4]	(e)These balances correspond mainly to collections that are charged into restricted bank accounts that only can be used for the payment of financial obligations held by the subsidiary Empresa de Generación Huanza S.A. (hereafter “Huanza”), according to the finance lease signed with Banco de Crédito del Perú in 2009. Below is presented the movement: